Shareholders' Equity (Details Narrative) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)
Ordinary shares, shares authorized | shares	10,000		10,000
Ordinary shares, par value | $ / shares	$ 0.1288		$ 0.1288
Ordinary Shares, shares issued | shares	10,000		10,000
Reserve fund | $	$ 1,715,524
Minimum [Member]
Statutory surplus reserve	10.00%	10.00%
Maximum [Member]
Statutory surplus reserve			50.00%	50.00%
HK [Member]
Ordinary shares, par value | $ / shares	$ 1.00
RMB [Member]
Reserve fund | ¥		¥ 12,216,247